Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,670,033	7,618,676
Ordinary shares, outstanding	6,899,515	7,351,317
Ordinary shares, treasury shares	770,518	267,359